MFS® Emerging Markets Equity Portfolio
MFS® Emerging Markets Equity Portfolio
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is August 1, 2019.

MFS® Emerging Markets Equity Portfolio

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses
This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Emerging Markets Equity Portfolio		Initial Class	Service Class
Management Fee		1.05%	1.05%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.45%	0.45%
Total Annual Fund Operating Expenses		1.50%	1.75%
Fee Reductions and/or Expense Reimbursements	[1]	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.23%	1.48%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.23% of the class' average daily net assets annually for Initial Class shares and 1.48% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2021.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Emerging Markets Equity Portfolio - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class	125	427	773	1,749
Service Class	151	504	904	2,023